Concentrations	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

NOTE 16 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of September 30, 2025 and 2024, $6,914 and $231,811 of the Company’s cash was deposited at financial institutions outside of PRC, $7,433,398 and $7,895,710 of the Company’s cash was on deposit at financial institutions in mainland China, and $1,098 and $1,540 of the Company’s cash was on deposit at financial institutions in Hong Kong. None of the Company cash deposited at financial institutions maintain insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash on bank accounts. For the years ended September 30, 2025, 2024 and 2023, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries, the VIE and the VIE’s subsidiaries located in the PRC.

For the years ended September 30, 2025, 2024 and 2023, one customer accounted for approximately 58.6%, 47.6% and 69.8% of the Company’s total revenue. Sales to the subsidiaries of this customer accounted for approximately 12.4%, 9.7% and 8.4% of the Company’s total revenue for the years ended September 30, 2025, 2024 and 2023, respectively. In aggregate, sales to this customer and its subsidiaries represent approximately 71.0%, 57.3% and 78.2% of the Company’s total revenue for the years ended September 30, 2025, 2024 and 2023, respectively.

As of September 30, 2025, four customers accounted for 33.7%, 22.5%, 19.8% and 11.6% of the accounts receivable balance. As of September 30, 2024, four customers accounted for 28.3%, 24.4%, 17.5% and 10.6% of the accounts receivable balance.

For the years ended September 30, 2025, 2024 and 2023, no supplier accounted for more than 10% of the Company’s total purchases, respectively.

As of September 30, 2025, no supplier accounted for more than 10% of the accounts payable balance. As of September 30, 2024 and 2023, one supplier accounted for 10.3% and 10.5% of the accounts payable balance, respectively.